INVESTMENT IN AECOM DC RETIREMENT PLANS SMA MASTER TRUST (Details) - EBP 055 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Net appreciation in fair value of investments and income	$ (48,300)
Net investment income	1,000,371
Beginning of year	6,778,558
End of year	7,368,267
Master Trust | SMA Master Trust
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Net appreciation in fair value of investments and income	150,726
Total investment income	(243,199)
Administrative expenses	(121)
Net investment income	(92,594)
Beginning of year	717,651
End of year	625,057
Plan interest in Master Trust | SMA Master Trust
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Net appreciation in fair value of investments and income	150,726
Total investment income	(243,199)
Administrative expenses	(121)
Net investment income	(92,594)
Beginning of year	717,651
End of year	$ 625,057